LEASES (Tables)	12 Months Ended
Mar. 31, 2025
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	March 31,	March 31,
	2025	2024
Operating lease right-of-use lease assets	$434,188	$346,995

Operating lease liabilities – current	$275,213	$248,562
Operating lease liabilities – non-current	258,974	186,833
Total operating lease liabilities	$534,187	$435,395

Schedule of weighted average remaining lease terms and discount rates

	March 31,	March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.74	3.02
Weighted average discount rate	3.64%	4.38%

Schedule of future minimum lease payments

2026	$286,416
2027	147,447
2028	76,551
2029	10,912
2030	10,912
Thereafter	27,281
Total lease payments	559,519
Less: imputed interest	(25,332)
Total	$534,187

Schedule of components of lease income

		For the Years Ended
		March 31,
	Location in Statements of
	Income	2025	2024	2023
Revenue from sales type leases	Sales of equipment	$31,516	$45,411	$112,908
Financing income on lease receivables	Financing	7,397	12,019	12,935
Lease income - operating leases	Leasing of equipment	969,089	911,140	627,347
Variable lease income	Leasing of equipment	267,428	323,180	482,493
Revenue from maintenance services	Maintenance services	74,587	106,745	113,582
Total lease income		$1,350,017	$1,398,495	$1,349,265